Leases	12 Months Ended
Dec. 31, 2025
Disclosure of leases [Abstract]
Leases	Leases
The group leases a number of assets as part of its activities. This primarily includes drilling rigs in the oil production & operations and gas & low carbon energy segments and retail service stations, oil depots and storage tanks in the customer & products segment as well as office accommodation and vessel charters across the group. The weighted-average remaining lease term for the total lease portfolio is around nine years
(2024 eight years). Some leases have payments that vary with market interest or inflation rates. Certain leases contain residual value guarantees, which may be triggered in certain circumstances such as if market values have significantly declined at the conclusion of the lease.
The table below shows the timing of the undiscounted cash outflows for the lease liabilities included on the balance sheet.

		$ million
	2025	2024
Undiscounted lease liability cash flows due:
Within 1 year	3,596	3,237
1 to 2 years	2,906	2,418
2 to 3 years	2,222	1,798
3 to 4 years	1,620	1,394
4 to 5 years	1,481	1,099
5 to 10 years	4,076	3,039
Over 10 years	3,435	1,283
	19,336	14,268
Impact of discounting	(4,765)	(2,268)
Lease liabilities at 31 December	14,571	12,000
Of which – current	2,832	2,660
– non-current	11,739	9,340
28. Leases - continued
The group may enter into lease arrangements a number of years before taking control of the underlying asset due to construction lead times or to secure future operational requirements. The total undiscounted amount for future commitments for leases not yet commenced as at 31 December
2025 is $2,953 million (2024 $5,311 million). The majority of this future commitment relates to pipelines that are under construction in the Gulf of
America from 2026.

		$ million
	2025	2024
Total cash outflow for amounts included in lease liabilities	3,727	3,283
Expense for variable payments not included in the lease liability[a]	61	45
Short-term lease expense[a]	286	499
Additions to right-of-use assets in the period	4,349	3,781
Gain (loss) on sale and leaseback transactions	1	—
aThe cash outflows for amounts not included in lease liabilities approximate the income statement expenses disclosed above.
An analysis of right-of-use assets and depreciation is provided in Note 12. An analysis of lease interest expense is provided in Note 7.